Leases - Operating leases (Details) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 JPY (¥) building	Jun. 30, 2023 JPY (¥) building	Dec. 31, 2023 JPY (¥) building	Dec. 31, 2022 JPY (¥) building	Dec. 31, 2021 JPY (¥) building
Leases
Number of leased salons | building	238	237	232	235	235
Number of leased salons subleased | building	86	96	89	104	115
Operating lease costs:
Fixed lease cost	¥ 455,243	¥ 458,069	¥ 893,347	¥ 866,730	¥ 801,292
Variable lease cost	19,927	19,676	45,410	40,661	33,167
Short-term cost	11,598	23,550	44,115	19,977	38,876
Total	¥ 486,768	¥ 501,295	¥ 982,872	¥ 927,368	¥ 873,335